Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events:
(a)On January 2, 2025, the Company paid $38,119,000 in dividends on its common shares.
(b)On January 30, 2025, the Company paid $0.496875, $0.492188, and $0.437500 per Series D, Series H and Series J preferred share, respectively, representing a total distribution of $12,223,000.
(c)In January 2025, the Company accepted the delivery of one newbuild vessel which commenced a long-term time charter upon delivery.
(d)In January 2025, the Company entered into an agreement to sell two 8,500 TEU vessel for gross proceeds $90,000,000, subject to closing conditions. As at December 31, 2024 these vessels were classified as assets held for sale and upon reclassification, the Company recognized an aggregate loss on sale of $10,336,000 for the two vessels. The sale for one vessel was completed in February 2025.
(e)On March 7, 2025, the Company completed a sale-leaseback financing for one 16,000 TEU newbuild vessel for gross proceeds of $173,250,000.